Revenue	12 Months Ended
Jun. 30, 2026
Revenue [Abstract]
REVENUE

NOTE 15 – REVENUE

The Company disaggregated senior care services revenue into the sales of the E-watch and the care service. Sales of E-watches are recognized in revenue at a point in time while revenue from care service is recognized over a period of time.

Revenue	2026	2025 (reclassified)	2024 (reclassified)
Installation and maintenance	$38,251,497	$32,117,882	$29,773,730
Housekeeping	18,895,861	15,861,366	15,409,924
Senior care services	-	353,404	3,270,516
Sales of E-watch	-	-	754,940
Total	$57,147,358	$48,332,652	$49,209,110